Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Current assets
Cash	$ 12,833	$ 15,956
Accounts receivable and other receivables	76,489	95,270
Unbilled revenues	32,077	14,803
Tax credits receivable	8,330	10,996
Prepaids	8,514	8,680
Total current assets	138,243	145,705
Non-current assets
Tax credits receivable	13,963	9,979
Other assets	1,040	1,327
Property and equipment	3,660	3,960
Right-of-use assets	2,584	4,277
Intangibles	55,316	74,450
Deferred tax assets	5,274	4,875
Investments accounted for using equity method	2,501	0
Goodwill	159,377	181,407
Total assets	381,958	425,980
Current liabilities
Accounts payable and accrued liabilities	74,717	80,899
Deferred revenues	22,360	25,024
Current portion of lease liabilities	1,586	3,546
Current portion of long-term debt	8,478	8,059
Current portion of contingent consideration	3,185	0
Total current liabilities	110,326	117,528
Non-current liabilities
Contingent consideration	2,704	5,359
Long-term debt	112,418	101,860
Lease liabilities	4,235	5,449
Deferred tax liabilities	9,584	11,228
Total liabilities	239,267	241,424
Shareholders' equity
Share capital	307,959	316,685
Deficit	(186,869)	(155,075)
Accumulated other comprehensive income	6,078	7,998
Contributed surplus	15,523	14,948
Shareholders' equity	142,691	184,556
Equity and liabilities	$ 381,958	$ 425,980